Financial income (expense) (Tables)	12 Months Ended
Dec. 31, 2014
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expenses) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)	(Restated)
Interest income	$4,959	2,122	$2,481
Interest expense:
Interest expense	(9,163)	(6,110)	(3,769)
Commitment fees	(1,587)	(2,162)	(1,729)
Amortization of debt issuance cost	(4,362)	(379)	(379)
Capitalized interest	5,447	8,299	5,763
Total interest expense	(9,665)	(352)	(114)
Loss on derivative instruments	(161)	—	—
Other items, net:
Foreign exchange gain (loss)	124	9	—
Bank charges and fees and other	(84)	—	—
Withholding tax on interest expense and other	(2,828)	(1,105)	(1)
Total other items, net	(2,788)	(1,096)	(1)
Total financial income (expense), net	$(7,655)	674	$2,366